Supplementary Financial Statement Information	12 Months Ended
Dec. 31, 2012
Supplementary Financial Statement Information [Abstract]
Supplementary Financial Statement Information
Note 12 - Supplementary Financial Statement Information:
A.	Balance Sheets:
1. Trade Accounts Receivables:
	December 31,
	2012	2011
	(in thousands)

Trade accounts receivable	$2,623	$7,766
Less allowance for doubtful accounts	(178)	(91)

	$2,445	$7,675
For the years ended December 31, 2012, 2011 and 2010, the Company charged expenses for doubtful accounts amounted to $178, $3,773 and $2,088 thousand , respectively.
For the years ended December 31, 2012, 2011 and 2010, the Company deducted from the allowance (bad debts) $91, $3,741 and $2,351 thousand, respectively.

2. Other Current Assets:
	December 31,
	2012	2011
	(in thousands)
Prepaid expenses	$240	$420
Short-term lease deposits	42	37
Government departments and agencies	299	584

	$581	$1,041

3. Accounts Payable and Accruals - Other:

	December 31,
	2012	2011
	(in thousands)
Government departments and agencies	$160	$185
Employees and wage-related liabilities	602	2,482
Accrued expenses and other current liabilities	188	605

	$950	$3,272

4. The Company's Long-lived Assets are as Follows:
	December 31,
	2012	2011
	(in thousands)
Israel	$342	$1,917
U.S.A.	126	629
Europe and other	125	383

	$593	$2,929

Long-lived assets information is based on the physical location of the assets at the end of each of the fiscal years. It is comprised from the Company's property and equipment and technology intangible asset. The Company does not identify or allocate goodwill by geographic areas.
B.	Statements of Operations:
1. Geographic Areas Information:
Sales: Classified by Geographic Areas:
The Company adopted FASB ASC Topic 280, "segment reporting". The Company operates in one operating segment (see Note 1 for a brief description of the Company's business). The total revenues are attributed to geographic areas based on the location of end customers.
The following present total revenues for the years ended December 31, 2012, 2011 and 2010:

	Year ended December 31,
	2012	2011	2010
	(in thousands)
North America	$3,182	$3,765	$9,054
Europe	4,488	11,918	27,105
Israel	1,382	2,666	3,686
Other	1,572	3,122	2, 127

	$10,624	$21,471	$41,972

2. Principal Customers:
There were two customers that represented 14.3% and 11.7% of the Company's total revenues in 2012. There were no customers that represented more than 10% of total revenues for the fiscal year 2011. There was one customer that represented 21.8% of the Company's total revenues for the fiscal year 2010.

There are three customers that represented more than 10% of total trade receivables at December 31, 2012. There were no customers that represented more than 10% of total trade receivables at December 31, 2011.
3. Financial Expenses, Net:
	Year ended December 31,
	2012	2011	2010
	(in thousands)
Interest income	$8	$26	$17
Foreign currency translation adjustments (see Note 1A3)	(186)	186	(665)
Interest expense	(308)	(1,062)	(1,246)
Forward derivatives and realized gain on marketable securities	(3)	(316)	(482)
Change in fair value of warrants, derivatives and discount amortization	(4,869)	45	1,574

	$(5,358)	$(1,121)	$(802)

C.	Earnings per Share:
Basic and diluted loss per share ("EPS") were computed based on the average number of shares outstanding during each year. No effect was given to potential instruments such as: share options unvested, RSU's and warrants since their inclusion would be anti-dilutive.
The following table sets forth the computation of basic and diluted net earnings per share attributable to BluePhoenix:
	Year ended December 31,
	2012	2011	2010
	(in thousands)
1. Numerator:
Amount for basic and diluted loss per share	$(11,428)	$(32,376)	$(38,204)

2. * Denominator:
Denominator for basic net loss per share - weighted average of shares	7,896,557	6,158,227	5,889,013

Effect of dilutive securities	-	-	-

Denominator for diluted net earnings per share - weighted average shares and assuming dilution	7,896,557	6,158,227	5,889,013

Basic and diluted loss per share attributed to Bluephoenix Shareholders	$(1.45)	$(5.26)	$(6.49)